Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss before tax	$ (514,087)	$ (730,347)
Adjustments to reconcile net loss to net cash provided by / (used in) operating activities:
Depreciation and amortization		394,210
Fair value change in derivative financial instruments	(276,199)	(557,368)
Change in fair value of warrant liabilities	(102,838)
Finance costs for convertible notes	462,863	381,479
Net cash inflows / (outflows) changes in working capital	520,180	(214,139)
NET CASH PROVIDED BY / (USED IN) OPERATING ACTIVITIES	89,918	(726,165)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issuance of ordinary shares	18,000	52,500
NET CASH PROVIDED BY FINANCING ACTIVITIES		52,500
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	89,918	(673,665)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF PERIOD	10,154	675,781
CASH AND CASH EQUIVALENTS AT END OF PERIOD	100,072	2,116
Analysis of cash and cash equivalents:
Cash and cash equivalents	100,072	2,116
Supplemental schedule of non cash investment and financing activities:
Issuance of shares for services	18,000
Paid in capital release to accumulated losses on expiry of warrants		$ 5,733,982